Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Associates And Joint Ventures
Jointly Controlled by Banco Santander	R$ 134,043	R$ 54,493	R$ 50,914
Banco RCI Brasil S.A.	84,214	62,813	72,057
Norchem Participações e Consultoria S.A.			333
CIP S.A.	50,607
Estruturadora Brasileira de Projetos S.A. - EBP	43	(16)	9
Gestora de Inteligência de Crédito	(13,365)	(14,419)	(19,064)
Santander Auto S.A.	12,544	6,115	(2,421)
Jointly Controlled by Santander Corretora de Seguros	65,136	91,833	61,380
Webmotors S.A.	52,085	45,817	38,823
Tecnologia Bancária S.A. - TECBAN	11,540	45,752	22,219
Hyundai Corretora de Seguros	(6)	216	110
PSA Corretora de Seguros e Serviços Ltda.	1,021	48	226
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	496
Jointly Controlled by Aymoré CFI		(2,142)
Solution 4 Fleet.		(2,142)
Significant Influence of Banco Santander			(33)
Norchem Holding e Negócios S.A.			(33)
Total	R$ 199,179	R$ 144,184	R$ 112,261